NEW CONSULTANT ACCUMULATOR VARIABLE UNIVERSAL LIFE

Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Through

WILTON REASSURANCE LIFE CO OF NEW YORK

VARIABLE LIFE SEPARATE ACCOUNT A

Supplement dated October 5, 2026

to the

Updating Summary Prospectus dated May 1, 2026

This supplement amends certain disclosures contained in the above-mentioned prospectus offered by Wilton Reassurance Life Company of New York.

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The fee for the PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged) – Administrative Shares is revised effective October 1, 2026. Appendix A: Portfolio Companies Available Under the Policy is revised as follows:

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged) - Administrative Shares Pacific Investment Management Company LLC	0.99	3.95%	1.03%	2.88%

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Please refer to your prospectus for detailed information about available investment options.

If you have any questions, please contact your financial professional or call us at (800) 262-1028.

Please keep this supplement together with your prospectus for future reference.